Fair Value Measurement	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurement
Fair Value Measurement

Note 6 — Fair Value Measurement

The following table presents fair value information as of September 30, 2023 and December 31, 2022, for the Company’s assets and liabilities that are accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

Assets:	Level	September 30, 2023	December 31, 2022
Marketable securities and cash held in Trust Account	1	$43,181,282	$356,190,233

Liabilities:	Level	September 30, 2023	December 31, 2022
Warrant Liability – Public Warrants	2	$1,035,000	$1,173,000
Warrant Liability – Private Placement Warrants	3	$564,000	$639,200
Sponsor Loans	3	$1,664,000	$1,000,000

As of September 30, 2023 and December 31, 2022, investments held in Trust Account consisted of mutual funds and generally have a readily determinable fair value.

As of September 30, 2023 and December 31, 2022, the Company’s warrant liability for the Public Warrants is based on unadjusted quoted prices and were classified as Level 2 as there was insufficient activity for the Company’s Public Warrants to be classified as Level 1.

The fair value of the Company’s Private Placement Warrants for all periods presented is based on a Black-Scholes-Merton model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets.

The Company valued the Sponsor Loans using the bond plus call approach, where the fair value of the Notes was calculated as the sum of (i) the fair value of the contractual cash flows of the Sponsor Loans absent the Conversion Option and (ii) the fair value of the Conversion Option which is determined using a risk-neutral framework based on the daily binomial lattice analysis. The inputs used to measure fair value of the Private Placement Warrants and the Sponsor Loans are classified within Level 3 of the fair value hierarchy. Significant deviations from these estimates and inputs could result in a material change in fair value.

The following table sets forth the fair value and unpaid principal balance as of September 30, 2023 and 2022 for the Sponsor Loans.

Fair Value Option

Liabilities:	Fair Value	Unpaid Principal Balance
September 30, 2023	$1,664,000	$6,900,000
December 31, 2022	$1,000,000	$6,900,000

The key inputs into the valuation model for the Sponsor Loans were as follows:

Input	September 30, 2023		December 31, 2022
Common stock price	$10.78		$10.19
Risk-free interest rate (Bond)	5.46%		4.51%
Risk-free forward interest rate (Conversion Option)	4.47%		3.91%
Expected term in years	0.41	years	0.36	years
Expected volatility	0.00%		0.00%
Credit spread	3.41%		5.33%

The key inputs into the model for the Private Placement Warrants were as follows:

Input	September 30, 2023		December 31, 2022
Common stock price	$10.78		$10.19
Risk-free interest rate	4.55%		3.95%
Expected term in years	5.41	years	5.36	years
Expected volatility	0.00%		0.00%
Exercise price	$11.50		$11.50
Warrant fair value	$0.06		$0.07

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3.

The following table provides a reconciliation of changes in fair value of the beginning and ending balances for our financial instruments classified as Level 3:

	Private Placement
	Warrants	Sponsor Loans
Fair value as of January 1, 2023	$639,200	$1,000,000
Change in valuation inputs or other assumptions	394,800	(347,000)
Fair value as of March 31, 2023	1,034,000	653,000
Change in valuation inputs or other assumptions	(846,000)	1,020,000
Fair value as of June 30, 2023	188,000	1,673,000
Change in valuation inputs or other assumptions	376,000	(9,000)
Fair value as of September 30, 2023	$564,000	$1,664,000

Note 8— Fair Value Measurement

The following table presents fair value information as of December 31, 2022 and 2021, for the Company’s assets and liabilities that are accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

		December 31,
Assets:	Level	2022	2021
Marketable securities and cash held in Trust Account	1	$356,190,233	$—

		December 31,
Liabilities:	Level	2022	2021
Warrant Liability – Public Warrants (a)	(a)	$1,173,000	$12,075,000
Warrant Liability – Private Placement Warrants	3	$639,200	$6,580,000
Sponsor Loans	3	$1,000,000	$5,490,000

(a)Level 3 at December 31, 2021 and Level 2 at December 31, 2022

During the year ended December 31, 2022 there was insufficient activity for the Company's Public Warrants to be classified as Level 1 and were reclassified as Level 2 on December 31, 2022. The Company’s Private Placement Warrants for all periods presented is based on a Black-Scholes-Merton model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. The Company valued the Sponsor Loans using the bond plus call approach, where the fair value of the Notes was calculated as the sum of (i) the fair value of the contractual cash flows of the Sponsor Loans absent the Conversion Option and (ii) the fair value of the Conversion Option which is determined using a risk-neutral framework based on the daily binomial lattice analysis. The inputs used to measure fair value of the Private Placement Warrants and the Sponsor Loans are classified within Level 3 of the fair value hierarchy. Significant deviations from these estimates and inputs could result in a material change in fair value. As of December 31, 2022, the Company’s warrant liability for the Public Warrants is based on unadjusted quoted prices. During the quarter ended March 31, 2022, the Public Warrant liability was reclassified from a Level 3 to a Level 1 classification as they began to have quoted prices in active markets.

As of December 31, 2022, investments held in Trust Account consisted of mutual funds and generally have a readily determinable fair value. Such securities and investments in mutual funds are presented on the balance sheet at fair value as of December 31, 2022.

Under the guidance in ASC 815-40, the warrants do not meet the criteria for equity treatment. As such, the warrants must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations.

As of December 31, 2022 and 2021, the fair value of the sponsor loans amounted to $1,000,000 and $5,490,000, respectively. For the year ended December 31, 2022, the fair value adjustment amounted to $4,490,000. For the period from February 18, 2021 (inception) through December 31, 2021, the fair value adjustment amounted to $1,410,000. These amounts were credited to operations for each of these periods.

Fair Value Option

Liabilities:	Fair Value	Unpaid Principal Balance
December 31, 2022	$1,000,000	$6,900,000
December 31, 2021	$5,490,000	$6,900,000

The key inputs into the valuation model for the Sponsor Loans were as follows:

	December 31,
Input	2022	2021
Common stock price	$10.19	$9.90
Risk-free interest rate (Bond)	4.51%	0.33%
Risk-free forward interest rate (Conversion Option)	3.91%	1.50%
Expected term in years	0.36 years	0.85 years
Expected volatility	0.00%	10.40%
Credit spread	5.33%	3.19%

The Private Placement Warrant liability is measured at fair value on a recurring basis. The Company used a Black-Scholes-Merton valuation model to value the Private Placement Warrants as of December 31, 2022 and 2021.

The key inputs into the modified Black-Scholes-Merton model for the Private Placement Warrants were as follows:

	December 31,
Input	2022	2021
Common stock price	$10.19	$9.90
Risk-free interest rate	3.95%	1.34%
Expected term in years	5.36 years	5.85 years
Expected volatility	0.00%	10.40%
Exercise price	$11.50	$11.50
Warrant fair value	$0.07	$0.69

The key inputs into the Black-Scholes-Merton valuation model for the Public Warrants were as follows:

December 31, 2021
Input	Public Warrants
Common stock price	$9.90
Risk-free interest rate	1.34%
Expected term in years	5.85 years
Expected volatility	10.40%
Exercise price	$11.50
Warrant fair value	$0.69

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3.

The following table provides a reconciliation of changes in fair value of the beginning and ending balances for our warrants classified as Level 3 for the year ended December 31, 2022 and December 31, 2021:

Initial measurement of fair value of Warrant liabilities measured with level 3 inputs at November 8, 2021:	$28,676,645
Change in fair value	(10,021,645)
Fair Value at December 31, 2021 – Warrant liabilities	$18,655,000

Warrant liabilities measured with level 3 inputs at January 1, 2022:	$18,655,000
Public Warrants reclassified to level 1(1)	(6,727,500)
Change in fair value	(11,288,300)
Fair Value at December 31, 2022 – private placement warrants	$639,200
(1)Assumes the Public Warrants were reclassified on March 31, 2022

The following table provides a reconciliation of changes in fair value of the beginning and ending balances for our Public and Private Placement Warrants and Sponsor Loans:

	Public	Private Placement	Warrant	Sponsor
	Warrants	Warrants	Liability	Loans
Initial measurement of fair value on November 8, 2021	$18,390,225	$10,286,420	$28,676,645	$6,900,000
Change in valuation inputs or other assumptions	6,315,225	3,706,420	10,021,645	1,410,000
Fair value as of December 31, 2021	$12,075,000	$6,580,000	$18,655,000	$5,490,000
Change in valuation inputs or other assumptions	(10,902,000)	(5,940,800)	(16,842,800)	(4,490,000)
Fair value as of December 31, 2022	$1,173,000	$639,200	$1,812,200	$1,000,000